Financial instruments - fair values and risk management - Summary of Information About the Exposure to Credit Risk and ECLs for Loans Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ 136,521	€ 127,164
Accumulated impairment
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	(14,300)	(14,300)
Loans receivable
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	16,009	16,176
Loans receivable | Accumulated impairment
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	(14,345)	(14,345)
Loans receivable | Financial assets neither past due nor impaired | Grades 1 - 6: Low risk (BBB- to AAA)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 310	€ 359
Weighted average loss rate	0.00%	0.00%
Loans receivable | Financial assets neither past due nor impaired | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 3,441	€ 3,559
Weighted average loss rate	60.70%	58.50%
Loans receivable | Financial assets neither past due nor impaired | Accumulated impairment | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (2,087)	€ (2,087)
Loans receivable | Financial assets impaired | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 12,258	€ 12,258
Weighted average loss rate	100.00%	100.00%
Loans receivable | Financial assets impaired | Accumulated impairment | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (12,258)	€ (12,258)